SEGMENT REPORTING - Schedule of Segment Results (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Total revenues	$ 3,037		$ 2,902		$ 5,655	$ 5,387
Policyholder benefits, net	(1,079)		(1,515)		(2,186)	(2,929)
Interest expense	(82)		(95)		(155)	(167)
Income tax recovery (expense), net	(91)		298		(4)	273
Net income	516	$ (282)	269	$ 337	234	606
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	2,811		2,913		5,658	5,281
Net income	398		298		835	577
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	493		773		1,045	1,425
Net investment income, including reinsurance funds withheld	1,345		924		2,666	1,387
Total revenues	1,838		1,697		3,711	2,812
Policyholder benefits, net	(442)		(747)		(973)	(1,426)
Interest sensitive contract benefits, excluding index credits	(500)		(311)		(984)	(467)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(225)		(148)		(447)	(175)
Other insurance and reinsurance expenses	(122)		(46)		(214)	(69)
Operating expenses excluding transactions costs	(139)		(129)		(261)	(204)
Interest expense	0		0		0	0
Income tax recovery (expense), net	0		(46)		0	(46)
Net income	410		270		832	425
Operating Segments | P&C
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	633		750		1,281	1,541
Net investment income, including reinsurance funds withheld	109		128		213	231
Total revenues	742		878		1,494	1,772
Policyholder benefits, net	(474)		(599)		(910)	(1,139)
Interest sensitive contract benefits, excluding index credits	0		0		0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(127)		(117)		(237)	(305)
Other insurance and reinsurance expenses	0		0		0	0
Operating expenses excluding transactions costs	(76)		(129)		(164)	(194)
Interest expense	0		0		0	0
Income tax recovery (expense), net	0		4		0	2
Net income	65		37		183	136
Operating Segments | Life Insurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	103		193		204	393
Net investment income, including reinsurance funds withheld	57		110		108	221
Total revenues	160		303		312	614
Policyholder benefits, net	(78)		(129)		(163)	(316)
Interest sensitive contract benefits, excluding index credits	(6)		(26)		(13)	(26)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(11)		(11)		(18)	(21)
Other insurance and reinsurance expenses	0		0		0	0
Operating expenses excluding transactions costs	(25)		(62)		(46)	(119)
Interest expense	0		0		0	0
Income tax recovery (expense), net	0		(12)		0	(12)
Net income	40		63		72	120
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	0		0		0	0
Net investment income, including reinsurance funds withheld	71		35		141	83
Total revenues	71		35		141	83
Policyholder benefits, net	0		0		0	0
Interest sensitive contract benefits, excluding index credits	0		0		0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	0		0		0	0
Other insurance and reinsurance expenses	0		0		0	0
Operating expenses excluding transactions costs	(19)		(21)		(48)	(21)
Interest expense	(82)		(95)		(162)	(167)
Income tax recovery (expense), net	(87)		9		(183)	1
Net income	(117)		(72)		(252)	(104)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	(52)		(34)		(116)	(56)
Deferred income tax recovery relating to basis and other changes	(4)		343		179	328
Transaction costs	(14)		(137)		(55)	(149)
Mark-to-market gains (losses) on investments, including reinsurance funds withheld	237		(5)		27	178
Mark-to-market losses on insurance contracts and other net assets	(49)		(196)		(636)	(272)
Net income	$ 516		$ 269		$ 234	$ 606